RELATED PARTY TRANSACTIONS (Details Narrative)				12 Months Ended
	Oct. 12, 2024 USD ($)	Aug. 01, 2020 USD ($) ft²	Jan. 02, 2020 USD ($) ft²	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 02, 2020 USD ($) ft²
Related Party Transaction [Line Items]
Cost of revenue to related parties				$ 82,955	$ 1,162,314	$ 1,301,180
Accounts receivable related parties				2,851,523	2,765,146
Rental income from related parties				337,743	295,362	173,089
Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from receivables from related parties	$ 41,405
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties				582,182	1,272,384
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from receivables from related parties	$ 41,405
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Related party debt				288,791	565,548	3,199,833
Linsun Smart Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²			8,460
Lease term			10 years
Lease description			Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years.
Annual lease receivable			$ 230,000
Operating leases percentage			15.00%
Rental income				477,121	434,625	462,210
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties				582,182	1,133,092
Dogness Network Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²		580
Lease term		10 years
Lease description		Annual lease payment from Dogness Network amounted to approximately $35,000 and is subject to 15% increase every three years.
Annual lease receivable		$ 35,000
Operating leases percentage		15.00%
Rental income					10,952	78,251
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties					139,292
Dogness Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²							50
Lease term							10 years
Annual lease receivable							$ 1,700
Rental income				1,660	$ 1,584	$ 1,706
Rental income from related parties				$ 830